UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

6200 The Corners Parkway, Suite 150, Norcross, GA 30092
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2005

Item 1.  Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS AS OF 1/31/05

			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	45.85%

Apparel-Clothing Mfg	0.93%
Polo Ralph Lauren Corp		48,900	$1,904,655

Comml Svcs-Advertising	0.60%
aQuantive Inc *		133,300	$1,235,691

Comml Svcs-Market Rsrch	0.28%
NetRatings Inc *		31,800	$580,350

Computer-Data Storage	1.06%
EMC Corp Mass *		165,300	$2,165,430

Computer-Integrated Syst	1.49%
Diebold Inc		56,700	$3,052,728

Computer-Manufacturers	1.25%
Apple Computer Inc *		33,400	$2,568,460

Computer-Networking	1.75%
Alvarion Ltd *		40,300	$416,702
Brocade Communications Systems Inc *		442,300	$2,742,260
Extreme Networks Inc *		66,800	$427,520

Computer Sftwr-Desktop	1.02%
Microsoft Corp		79,300	$2,084,004

Computer Sftwr-Enterprse	0.68%
Tibco Software Inc *		127,500	$1,401,225

Diversified Operations	1.53%
General Electric Co		86,900	$3,139,697

Elec-Misc Products	1.83%
Rockwell Automation Inc		66,200	$3,750,230

Elec-Semiconductor Equip	0.29%
Applied Materials Inc		37,900	$602,610

Elec-Semiconductor Mfg	2.11%
Agere Systems Inc. Cl A *		232,500	$334,800
Broadcom Corp Cl A *		53,600	$1,706,088
Intel Corp		74,900	$1,681,505

Vitesse Semiconductor *		207,700	$602,330

Finance-Consumer/Cml Lns	0.99%
SLM Corp		40,600	$2,037,714

Financial Services-Misc	1.32%
American Express Co		39,900	$2,128,665
CyberSource Corporation *		92,100	$571,941

Internet-E Commerce	0.34%
ValueClick Inc *		52,200	$690,606

Internet-Software	0.31%
Interwoven Inc *		70,300	$640,433

Media-Cable/Satellite Tv	1.94%
Comcast Corp Cl A Special *		125,700	$3,973,377

Media-Diversified	2.95%
Time Warner Inc *		336,100	$6,049,800

Media-Radio/Tv	0.61%
Central Euro Media Cl A *		34,000	$1,254,600

Medical-Biomed/Biotech	3.27%
Invitrogen Corp *		49,500	$3,401,145
Nektar Therapeutics *		165,300	$2,785,305
Tanox Inc *		44,500	$528,215

Medical-Ethical Drugs	2.67%
Bristol-Myers Squibb Co		86,800	$2,034,592
Schering-Plough Corp		185,500	$3,442,880

Medical-Outpnt/Hm Care	0.35%
Healthsouth Corporation *		126,900	$719,523

Office-Equip & Automatn	0.99%
Xerox Corp *		128,200	$2,035,816

Oil&Gas-Drilling	1.26%
Diamond Offshore Drill		30,200	$1,321,854
Transocean Inc *		28,800	$1,267,200

Oil&Gas-Transprt/Pipelne	1.10%
Williams Companies		133,800	$2,249,178

Pollution Control-Svcs	0.82%
Republic Services Inc		50,800	$1,674,876

Retail-Clothing/Shoe	2.06%
American Eagle Outfittrs		41,900	$2,128,520
bebe Stores Inc		57,500	$1,489,825
Gap Inc		27,800	$611,878

Telecom-Equipment	1.12%
ADC Telecommunications *		159,800	$410,686
C-Cor Incorporated *		71,500	$569,855
Harmonic Inc *		114,800	$1,308,720

Telecom-Wireless Equip	0.24%
Airspan Networks Inc *		112,400	$486,692

Utility-Electric Power	8.70%
Aquila Inc *		212,000	$784,400
Duke Energy Corp		182,700	$4,894,533
PG&E Corporation		209,500	$7,332,500
PPL Corporation		89,400	$4,827,600

Total Common Stocks Held Long	45.85%		$94,049,214
(Cost $88,102,930)

Money Market Funds
One Group U.S. Treasury Securities
Money Market Fund **	57.40%		$117,746,828

Total Money Market Funds	57.40%		$117,746,828
(Cost 117,746,828)

Total Investments in Securities	103.24%		$211,796,042
(Cost 205,849,758)

Other Assets Less Liabilities	-3.24%		-$6,650,700

Total Net Assets	100.00%		$205,145,342

* Non-income producing security
** A portion of the Money Market Fund assets are
held as collateral for short sales activity.

			Market
		Shares	Value

COMMON STOCKS (SHORT POSITIONS)	-53.14%

Auto Manufacturers	-2.00%
Ford Motor		-124,700	-$1,642,299
General Motors Corp		-67,100	-$2,469,951

Auto/Truck-Original Eqp	-1.06%
Amer Axle & Mfg Holdings		-44,400	-$1,192,140
Gentex Corp		-29,300	-$991,219

Banks-Money Center	-0.45%
JP Morgan Chase & Co		-24,500	-$914,585

Banks-Northeast	-1.60%
Commerce Bancorp Inc Nj		-57,000	-$3,279,780

Banks-Super Regional	-3.50%
Fifth Third Bancorp		-66,200	-$3,076,314
National City Corp		-57,000	-$2,026,350
Wells Fargo & Company		-33,800	-$2,071,940

Bldg-Hand Tools	-0.60%
Black & Decker Corp		-14,900	-$1,227,760

Bldg-Resident/Comml	-1.03%
Standard Pacific Corp		-31,800	-$2,115,654

Comml Svcs-Schools	-1.48%
ITT Educational Svcs *		-61,800	-$3,035,616

Computer Sftwr-Educ/Entr	-1.53%
Electronic Arts Inc *		-48,800	-$3,139,792

Computer Sftwr-Security	-0.72%
Check Point Sftware Tech *		-60,700	-$1,473,796

Diversified Operations	-1.09%
SPX Corp		-53,400	-$2,237,460

Elec-Contract Mfg	-0.98%
Benchmark Electronics *		-22,600	-$722,522
Jabil Circuit Inc *		-55,000	-$1,296,350

Elec-Scientific/Msrng	-1.96%
Danaher Corp		-38,300	-$2,101,904
Teradyne Inc *		-136,500	-$1,915,095

Elec-Semiconductor Equip	-3.17%
ASML Holdings Nv Ny *		-165,500	-$2,719,165
Cabot Microelectronics *		-48,000	-$1,460,640
Credence Systems Corp *		-105,500	-$844,000
Lam Research Corp *		-55,600	-$1,487,856

Elec-Semiconductor Mfg	-2.74%
ATI Technologies Inc *		-24,200	-$419,386
Analog Devices		-29,300	-$1,051,577
National Semiconductor		-125,100	-$2,117,943
PMC - Sierra Inc *		-197,500	-$2,030,300

Finance-Consumer/Cml Lns	-1.27%
MBNA Corp Inc		-58,400	-$1,552,272
Providian Financial Corp *		-62,600	-$1,044,168

Finance-Mrtg&Rel Svc	-2.20%
Accredited Home Lenders *		-12,900	-$626,682
Countrywide Financial		-56,500	-$2,090,500
Fremont General Corp		-73,100	-$1,790,219

Finance-Savings & Loan	-4.01%
Flagstar Bancorp Inc		-213,500	-$4,487,770
Indymac Bancorp Inc		-46,700	-$1,726,032
Washington Mutual Inc		-50,100	-$2,021,535

Financial Services-Misc	-2.31%
First Data Corp		-29,300	-$1,193,682
H&R Bluck Inc		-73,300	-$3,541,123

Household-Appliances	-0.50%
Maytag Corp		-65,000	-$1,021,150

Hsehold/Office Furniture	-1.30%
Furniture Brands Intl		-84,300	-$1,997,910
La-Z-Boy Inc		-48,300	-$673,302

Insurance-Prop/Cas/Titl	-1.40%
MGIC Invt Corp		-44,800	-$2,862,720

Internet-E Commerce	-1.04%
Amazon.Com Inc *		-49,600	-$2,143,712

Leisure-Products	-3.03%
Harley Davidson Inc		-69,400	-$4,171,634
Nautilus Group Inc		-97,900	-$2,049,047

Medical-Biomed/Biotech	-2.08%
Celgene Corp *		-100,500	-$2,747,670
ID Biomedical Corp *		-94,100	-$1,515,951

Medical-Ethical Drugs	-1.27%
Cephalon Inc *		-17,200	-$846,240
Eyetech Pharmaceuticals *		-47,500	-$1,750,850

Medical/Dental-Services	-0.82%
Express Scripts Inc *		-22,800	-$1,691,532

Retail-Discount&Variety	-0.81%
Dollar Tree Stores Inc *		-61,100	-$1,663,753

Retail-Super/Mini Mkts	-1.90%
Albertsons Inc		-98,600	-$2,255,968
Safeway Inc *		-87,600	-$1,651,260

Retail/Whlsle-Autos/Prts	-1.17%
Autozone Inc *		-27,000	-$2,409,750

Retail/Whlsle-Jewelry	-1.60%
Tiffany & Co		-19,500	-$612,885
Zale Corp *		-100,600	-$2,671,936

Steel-Producers	-1.11%
Nucor Corp		-40,400	-$2,268,864

Telecom-Equipment	-0.30%
Avaya Inc *		-42,900	-$615,615

Transportation-Truck	-1.10%
Swift Transportation Inc *		-101,400	-$2,261,220

Total Securities Sold Short	-53.14%		-$109,018,346
Proceeds ($109,038,420)

* Non-income producing security

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: March 28, 2005

By:  /s/ Robert H. Greenblatt
Robert H. Greenblatt
Treasurer

Date: March 28, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)